Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (316,879)	$ (240,782)	$ (1,339,585)	$ (466,636)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	950	449	2,797	140
Contributed services	97,500	1,500	390,000	423,000
Expenses paid by shareholders				43,496
Shares issued for services	9,389		122,100
Warrants issued for services	7,153
Convertible debt discount	8,726		34,904
Imputed interest - related party	1,078		2,708
Changes in operating assets and liabilities
Advances - related parties	7,054	(2,390)	(7,054)
Prepaid expense	16,074		(26,274)
Accounts payable and accrued expenses	(34,880)	22,661	67,535
Accounts payable - related party	(13,100)		56,155
Accrued expenses - related party	(5,105)	18,506	30,181
Contingent liability			90,000
Accrued compensation	85,000	186,000	329,000
Net cash used in operating activities	(137,040)	(14,006)	(247,533)
Cash flows from investing activities
Intangible asset purchase			(20,000)
Cash acquired in merger			90,000
Purchase of equipment	(4,207)
Net cash used in investing activities	(4,207)		70,000
Cash flows from financing activities
Common stock subscribed	146,100
Convertible loan payable	20,000	30,000	178,433
Net cash provided by financing activities	166,100	30,000	178,433
Net increase (decrease) in cash	24,853	15,994	900
Cash, beginning of period	900
Cash, end of period	25,753	15,994	900
Cash paid for:
Taxes		50
Interest Expense
Non-cash Investing and Financing Activities
Assets contributed by shareholders				8,844
Prepaid expense transferred to intangible assets			$ 4,770